Pay vs Performance Disclosure	12 Months Ended
	May 31, 2024 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Commission rules adopted in 2022 pursuant to the Dodd-Frank Act require most companies with publicly traded stock in the United States to describe the relationship between compensation actually paid (“CAP”) to their named executive officers, as calculated in accordance with the Commission’s rules, and the Company’s performance represented by total stockholder return (“TSR”), net income and a Company-selected financial performance measure.
To determine the executive compensation that is “actually paid” for the principal executive officer (the “PEO”) and non-PEO named executive officers (“non-PEO NEOs”) in a given year, companies are required to make certain adjustments to the total executive compensation reported in the summary compensation table (“SCT”) for pension and equity awards that are calculated in accordance with U.S. GAAP.
For the pension adjustment, the aggregate change in the pension value as reflected in the SCT is deducted and the service cost and prior service cost for the year is included.
For equity awards, the grant date value as reported in the SCT is subtracted and a new value is added, which is calculated as follows: the year-end fair value of awards granted in the current fiscal year plus or minus the annual change in fair value as of the year-end for any unvested awards or as of vesting for awards vested in the current year.
We disclose below pay versus performance information, including the relationship between CAP, as calculated in accordance with the Commission’s rules, and Company performance.
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) (d)	Average Compensation Actually Paid to non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions) (h)	Adjusted EBIT Margin %(4) (i)
					Total Stockholder Return (f)	Peer Group Total Stockholder Return(3) (g)
2024	$11,742,464	$17,696,905	$2,736,524	$3,264,453	$161	$161	$589	12.80%
2023	$6,409,875	$2,455,691	$1,896,793	$899,192	$113	$129	$480	11.60%
2022	$9,053,579	$7,302,470	$1,823,206	$1,182,894	$122	$141	$492	10.60%
2021	$11,924,334	$27,144,470	$2,741,863	$5,185,029	$127	$156	$504	12.85%
(1)
The PEO for fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021 was Mr. Sullivan, the Chief Executive Officer. In fiscal 2024 and fiscal 2023, the non-PEO NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner. In fiscal 2021, the non-PEO NEOs were Messrs. Gordon, Moore and Michael Sullivan and Ms. Kastner.

(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Fiscal Year	2024	2023	2022	2021
SCT Total	$11,742,464	$6,409,875	$9,053,579	$11,924,334
Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($8,771,674)	($4,010,379)	($6,837,192)	($9,115,861)
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$9,735,281	$5,376,078	$8,879,834	$15,693,015
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0	$0
Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	$6,419,742	($4,697,588)	($3,146,909)	$7,854,849
Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($1,925,120)	($1,055,939)	($1,090,453)	$609,800
Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$538,387	$450,583	$411,565	$252,236
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0
Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($75,246)	($46,539)	$0	($103,753)
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$33,071	$29,601	$32,045	$29,849
Total Adjustments	$5,954,441	($3,954,184)	($1,751,109)	$15,220,136
CAP	$17,696,905	$2,455,691	$7,302,470	$27,144,470
Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Fiscal Year	2024	2023	2022	2021
Average SCT Total	$2,736,524	$1,896,793	$1,823,206	$2,741,863
Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($1,550,870)	($945,943)	($933,522)	($1,686,874)
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$1,836,098	$809,213	$1,087,721	$2,826,279
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$131,758	$0
Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	$711,107	($790,281)	($461,164)	$1,159,448
Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($538,676)	($147,791)	($159,005)	$157,683
Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	($390,058)	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$88,413	$74,626	$54,300	$42,184
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0
Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($51,392)	($22,684)	$0	($81,884)
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$33,250	$25,260	$29,657	$26,329
Total Adjustments	$527,929	($997,600)	($640,312)	$2,443,166
Average CAP	$3,264,453	$899,192	$1,182,894	$5,185,029
(3)
The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.

(4)
Adjusted EBIT Margin % is a non-GAAP measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 25, 2024 Current Report on Form 8-K and Annual Report on Form 10-K for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.

Company Selected Measure Name	Adjusted EBIT Margin %
Named Executive Officers, Footnote
(1)
The PEO for fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021 was Mr. Sullivan, the Chief Executive Officer. In fiscal 2024 and fiscal 2023, the non-PEO NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner. In fiscal 2021, the non-PEO NEOs were Messrs. Gordon, Moore and Michael Sullivan and Ms. Kastner.

Peer Group Issuers, Footnote
(3)
The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.

PEO Total Compensation Amount	$ 11,742,464	$ 6,409,875	$ 9,053,579	$ 11,924,334
PEO Actually Paid Compensation Amount	$ 17,696,905	2,455,691	7,302,470	27,144,470
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Fiscal Year	2024	2023	2022	2021
SCT Total	$11,742,464	$6,409,875	$9,053,579	$11,924,334
Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($8,771,674)	($4,010,379)	($6,837,192)	($9,115,861)
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$9,735,281	$5,376,078	$8,879,834	$15,693,015
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0	$0
Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	$6,419,742	($4,697,588)	($3,146,909)	$7,854,849
Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($1,925,120)	($1,055,939)	($1,090,453)	$609,800
Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$538,387	$450,583	$411,565	$252,236
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0
Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($75,246)	($46,539)	$0	($103,753)
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$33,071	$29,601	$32,045	$29,849
Total Adjustments	$5,954,441	($3,954,184)	($1,751,109)	$15,220,136
CAP	$17,696,905	$2,455,691	$7,302,470	$27,144,470

Non-PEO NEO Average Total Compensation Amount	$ 2,736,524	1,896,793	1,823,206	2,741,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,264,453	899,192	1,182,894	5,185,029
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Fiscal Year	2024	2023	2022	2021
Average SCT Total	$2,736,524	$1,896,793	$1,823,206	$2,741,863
Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($1,550,870)	($945,943)	($933,522)	($1,686,874)
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$1,836,098	$809,213	$1,087,721	$2,826,279
Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$131,758	$0
Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	$711,107	($790,281)	($461,164)	$1,159,448
Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($538,676)	($147,791)	($159,005)	$157,683
Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	($390,058)	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$88,413	$74,626	$54,300	$42,184
Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0
Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($51,392)	($22,684)	$0	($81,884)
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$33,250	$25,260	$29,657	$26,329
Total Adjustments	$527,929	($997,600)	($640,312)	$2,443,166
Average CAP	$3,264,453	$899,192	$1,182,894	$5,185,029

Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the PEO’s and the Non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Compensation Actually Paid vs. Net Income	The chart below shows the PEO’s and the Non-PEO NEOs’ CAP amounts and the Company’s net income for the periods presented.
Compensation Actually Paid vs. Company Selected Measure
The chart below compares the PEO’s and the other non-PEO NEOs’ CAP to the Company’s selected measure, Adjusted EBIT Margin % and indicates that there is a strong relationship between EBIT Margin % and CAP. This is primarily due to the Company’s use of equity incentives, the value of which is tied directly to stock price and the Company’s financial performance.

Total Shareholder Return Vs Peer Group
As shown in the chart below, the PEO’s and the Non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Tabular List, Table
Tabular List of Financial Performance Measures
The four items listed below represent the most important performance metrics the Company uses to determine CAP for fiscal 2024.
Most Important Performance Measures
• Adjusted EBIT Margin % • Revenue Growth • Working Capital Ratio • Gross Profit Margin

Total Shareholder Return Amount	$ 161	113	122	127
Peer Group Total Shareholder Return Amount	161	129	141	156
Net Income (Loss)	$ 589,000,000	$ 480,000,000	$ 492,000,000	$ 504,000,000
Company Selected Measure Amount	0.128	0.116	0.106	0.1285
PEO Name	Mr. Sullivan	Mr. Sullivan	Mr. Sullivan	Mr. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin %
Non-GAAP Measure Description
(4)
Adjusted EBIT Margin % is a non-GAAP measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 25, 2024 Current Report on Form 8-K and Annual Report on Form 10-K for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Profit Margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,954,441	$ (3,954,184)	$ (1,751,109)	$ 15,220,136
PEO | Amounts Reported in the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,771,674)	(4,010,379)	(6,837,192)	(9,115,861)
PEO | Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,735,281	5,376,078	8,879,834	15,693,015
PEO | Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,419,742	(4,697,588)	(3,146,909)	7,854,849
PEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,925,120)	(1,055,939)	(1,090,453)	609,800
PEO | Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,387	450,583	411,565	252,236
PEO | Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,246)	(46,539)	0	(103,753)
PEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,071	29,601	32,045	29,849
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,929	(997,600)	(640,312)	2,443,166
Non-PEO NEO | Amounts Reported in the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,550,870)	(945,943)	(933,522)	(1,686,874)
Non-PEO NEO | Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,836,098	809,213	1,087,721	2,826,279
Non-PEO NEO | Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	131,758	0
Non-PEO NEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,107	(790,281)	(461,164)	1,159,448
Non-PEO NEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,676)	(147,791)	(159,005)	157,683
Non-PEO NEO | Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(390,058)	0
Non-PEO NEO | Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,413	74,626	54,300	42,184
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,392)	(22,684)	0	(81,884)
Non-PEO NEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,250	$ 25,260	$ 29,657	$ 26,329